Income tax benefit	12 Months Ended
Jun. 30, 2020
Text block [abstract]
Income tax benefit
Note 7. Income tax benefit

	2020	2019	2018
	A$’000	A$’000	A$’000

Numerical reconciliation of income tax benefit and tax at the statutory rate
Loss before income tax benefit	(12,765)	(10,568)	(6,344)

Tax at the statutory tax rate of 27.5%	(3,511)	(2,906)	(1,745)

Tax effect amounts which are not deductible/(taxable) in calculating taxable income:	—	—	—
Impact of foreign tax rate differential
Research and Development claim	280	394	605
Capitalised expenses	—	—	—
Employee option plan	72	67	45
Gain/loss on revaluation of contingent consideration	131	17	(401)
Other non-deductible expenses	—	—	—
	(3,028)	(2,428)	(1,496)

Prior year tax losses not recognised now recouped	—	—	—
Tax losses and timing differences not recognised	2,730	2,130	1,191

Income tax benefit	(298)	(298)	(305)

	2020	2019	2018
	A$’000	A$’000	A$’000
T ax losses not recognised
Unused tax losses for which no deferred tax asset has been recognised-Australia	67,430	57,050	50,331
Potential tax benefit @ 27.5% - Australia	18,543	15,689	13,841
Unused tax losses for which no deferred tax asset has been recognised-US	1,570	2,366	2,525
Potential tax benefit at statutory tax rates@21%-US	330	497	530